UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D
                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

                    For the monthly distribution period from
                        March 30, 2006 to April 25, 2006


Commission File Number of issuing entity:  333-127620-27


                          GSAA Home Equity Trust 2006-5
--------------------------------------------------------------------------------
           (Exact name of issuing entity as specified in its charter)


Commission File Number of depositor: 333-127620


                          GS MORTGAGE SECURITIES CORP.
--------------------------------------------------------------------------------
              (Exact name of depositor as specified in its charter)


                         GOLDMAN SACHS MORTGAGE COMPANY
--------------------------------------------------------------------------------
               (Exact name of sponsor as specified in its charter)

                                    New York
                                  ------------
                (State or other jurisdiction of incorporation or
                       organization of the issuing entity)

                       51-0573202, 51-0573825, 51-0573826
                            -------------------------
                      (I.R.S. Employer Identification No.)

c/o U.S. Bank National Association
One Penn Plaza, Suite 2700
New York, NY                                                       10119
--------------------------------------                            --------
(Address of principal executive offices                           Zip Code
of the issuing entity)

                                 (800) 665-9343
                                 --------------
                      (Telephone number, including area code)

                                       N/A
                                   ----------
          (Former name, former address, if changed since last report)

                  Registered/reporting pursuant to (check one)
              Section 12(b)   Section 12(g)   Section 15(d)    Name of Exchange
                                                              (if Section 12(b))
Title of class
      1A1          [   ]           [   ]           [ x ]
      2A1          [   ]           [   ]           [ x ]
      2A2          [   ]           [   ]           [ x ]
      2A3          [   ]           [   ]           [ x ]
      2A4          [   ]           [   ]           [ x ]
      M1           [   ]           [   ]           [ x ]
      M2           [   ]           [   ]           [ x ]
      M4           [   ]           [   ]           [ x ]
      M5           [   ]           [   ]           [ x ]
      B1           [   ]           [   ]           [ x ]
      B2           [   ]           [   ]           [ x ]
      R            [   ]           [   ]           [ x ]
      RC           [   ]           [   ]           [ x ]
      RX           [   ]           [   ]           [ x ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [x] No []

PART I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

         On April 25, 2006 a distribution was made to holders of GSAA Home Equity Trust 2006-5, Asset-Backed Certificates, Series 2006-5.

         The distribution report is attached as an Exhibit to this Form 10-D,
         Item 9(b), Exhibit 99.1.

PART II - OTHER INFORMATION

Item 3.  Sales of Securities and Use of Proceeds.

         On the closing date of the issuance of the Certificates, the Class B-3, Class X and Class P Certificates were sold by the depositor to Goldman, Sachs & Co. in a transaction exempt from registration under the Securities Act of 1933 (the "Act") pursuant to Section 4(2) under the Act. The net proceeds from the sale of these certificates were applied by the depositor toward the purchase of the mortgage loans constituting the pool assets.

Item 9. Exhibits.

    (a) The following is a list of documents filed as part of this Form on Form 10-D:

         Statement to Certificateholders on April 25, 2006 is filed as Exhibit 99.1 hereto.

    (b) The exhibits required to be filed by Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

                                GS Mortgage Securities Corp.
                                ----------------------------
                                (Depositor)

                          By:   /s/ Greg Finck
                                ------------------------
                                Greg Finck
                                Vice President

                        Date:   May 9, 2006

 EXHIBIT INDEX

  Exhibit Number  Description

  EX-99.1 Monthly report distributed to holders of GSAA Home Equity Trust 2006-5, Asset-Backed Certificates, Series 2006-5 relating to the April 25, 2006 distribution.


                                     EX-99.1
                          GSAA Home Equity Trust 2006-5
                                 April 25, 2006

                               Table of Contents
                                                               Page
Distribution Report                                             2
Factor Report                                                   2
Delinquency by Group                                            9
REO Group Report                                               10
Foreclosure Group Report                                       10
Bankruptcy Group Report                                        10


          If there are any questions or problems with this statement, please contact the Administrator listed below:

                                Michael O Bullen
                  JPMorgan Chase Bank, N.A. - ITS - Global Debt
                                4 New York Plaza
                               New York, New York
                    Tel: (212) 623-4506 / Fax: (212) 623-5931
                      Email: michael.o.bullen@jpmchase.com


----------------------------------------------------------------------------------------------------------------------------------
                                             DISTRIBUTION IN DOLLARS
----------------------------------------------------------------------------------------------------------------------------------
          ORIGINAL         BEGINNING                                                                                    ENDING
              FACE         PRINCIPAL                                                        REALIZED     DEFERRED    PRINCIPAL
CLASS        VALUE         BALANCE          PRINCIPAL          INTEREST        TOTAL         LOSSES       INTEREST     BALANCE
----------------------------------------------------------------------------------------------------------------------------------
 IA1      186,376,000.00      186,376,000.00   2,757,494.90   673,360.96   3,430,855.86        0.00       0.00       183,618,505.10
 IIA1     569,877,000.00      569,877,000.00  12,496,477.61 2,013,644.55  14,510,122.16        0.00       0.00       557,380,522.39
 IIA2     178,462,000.00      178,462,000.00           0.00   644,768.33     644,768.33        0.00       0.00       178,462,000.00
 IIA3     193,964,000.00      193,964,000.00           0.00   713,383.43     713,383.43        0.00       0.00       193,964,000.00
 IIA4      21,552,000.00       21,552,000.00           0.00    80,200.38      80,200.38        0.00       0.00        21,552,000.00
  M1       22,819,000.00       22,819,000.00           0.00    85,080.01      85,080.01        0.00       0.00        22,819,000.00
  M2        9,866,000.00        9,866,000.00           0.00    36,856.36      36,856.36        0.00       0.00         9,866,000.00
  M3        6,168,000.00        6,168,000.00           0.00    23,086.31      23,086.31        0.00       0.00         6,168,000.00
  M4        6,168,000.00        6,168,000.00           0.00    23,665.42      23,665.42        0.00       0.00         6,168,000.00
  M5        6,168,000.00        6,168,000.00           0.00    24,021.79      24,021.79        0.00       0.00         6,168,000.00
  B1        6,168,000.00        6,168,000.00           0.00    26,605.50      26,605.50        0.00       0.00         6,168,000.00
  B2        6,168,000.00        6,168,000.00           0.00    30,391.96      30,391.96        0.00       0.00         6,168,000.00
  B3       12,334,000.00       12,334,000.00           0.00    60,774.07      60,774.07        0.00       0.00        12,334,000.00
  X         7,402,284.08        7,402,284.08       1,328.60 1,857,042.93   1,858,371.53        0.00       0.00         7,400,955.48
  P                 0.00                0.00           0.00         0.00           0.00        0.00       0.00                 0.00
  R               100.00              100.00         100.00         0.00         100.00        0.00       0.00                 0.00
  RC              100.00              100.00         100.00         0.00         100.00        0.00       0.00                 0.00
  RX              100.00              100.00         100.00         0.00         100.00        0.00       0.00                 0.00
TOTALS  1,233,492,584.08    1,233,492,584.08  15,255,601.11 6,292,882.00  21,548,483.11        0.00       0.00     1,218,236,982.97
-----------------------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------------------
             FACTOR INFORMATION PER $1,000 OF ORIGINAL FACE
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   CURRENT
                          BEGINNING                                                              ENDING            PASS-THRU
CLASS        CUSIP        PRINCIPAL       PRINCIPAL        INTEREST        TOTAL               PRINCIPAL           RATE
----------------------------------------------------------------------------------------------------------------------------------
   IA1      362334GQ1    1,000.00000000      14.79533255    3.61291669      18.40824924       985.20466745        5.002500%
  IIA1      362334GR9    1,000.00000000      21.92837684    3.53347222      25.46184907       978.07162316        4.892500%
  IIA2      362334GS7    1,000.00000000       0.00000000    3.61291664       3.61291664     1,000.00000000        5.002500%
  IIA3      362334GT5    1,000.00000000       0.00000000    3.67791668       3.67791668     1,000.00000000        5.092500%
  IIA4      362334JB1    1,000.00000000       0.00000000    3.72125000       3.72125000     1,000.00000000        5.152500%
   M1       362334GU2    1,000.00000000       0.00000000    3.72847233       3.72847233     1,000.00000000        5.162500%
   M2       362334GV0    1,000.00000000       0.00000000    3.73569430       3.73569430     1,000.00000000        5.172500%
   M3       362334GW8    1,000.00000000       0.00000000    3.74291667       3.74291667     1,000.00000000        5.182500%
   M4       362334GX6    1,000.00000000       0.00000000    3.83680610       3.83680610     1,000.00000000        5.312500%
   M5       362334GY4    1,000.00000000       0.00000000    3.89458333       3.89458333     1,000.00000000        5.392500%
   B1       362334GZ1    1,000.00000000       0.00000000    4.31347276       4.31347276     1,000.00000000        5.972500%
   B2       362334HA5    1,000.00000000       0.00000000    4.92736057       4.92736057     1,000.00000000        6.822500%
   B3       362334HD9    1,000.00000000       0.00000000    4.92736095       4.92736095     1,000.00000000        6.822500%
    X       362334HE7    1,000.00000000       0.17948514  250.87431257     251.05379771       999.82051486        0.000000%
    R       362334HB3    1,000.00000000   1,000.00000000    0.00000000   1,000.00000000         0.00000000        0.000000%
   RC       362334HC1    1,000.00000000   1,000.00000000    0.00000000   1,000.00000000         0.00000000        0.000000%
   RX       362334JA3    1,000.00000000   1,000.00000000    0.00000000   1,000.00000000         0.00000000        0.000000%
 TOTALS                  1,000.00000000      12.36780935    5.10167802      17.46948736       987.63219065
----------------------------------------------------------------------------------------------------------------------------------

Sec. 4.02(i)    Aggregate Beginning Scheduled Principal Balance of Each Collateral Group
                Collateral Group 1                                                                                  199,867,643.92
                Collateral Group 2                                                                                1,033,624,940.18

Sec. 4.02(i)    Aggregate Ending Schedule Principal Balance of Each Pool of Mortgage Loans
                Collateral Group 1                                                                                  197,109,908.85
                Collateral Group 2                                                                                1,021,127,074.14

Sec. 4.02(i)    Scheduled Principal for Each Collateral Group
                Collateral Group 1                                                                                       14,488.21
                Collateral Group 2                                                                                       98,271.38

Sec. 4.02(i)    Principal Prepayments for Each Collateral Group
                Collateral Group 1                                                                                    2,743,246.86
                Collateral Group 2                                                                                   12,399,594.66

Sec. 4.02(i)    Ending Loan Count for Each Collateral Group
                Collateral Group 1                                                                                          904.00
                Collateral Group 2                                                                                        3,582.00

Section 4.02(i) Aggregate Principal Payments
                        Scheduled Principal Collected                                                                   112,759.59
                        Payoff Principal                                                                             14,709,783.09
                        Curtailments & Principal Adj                                                                    433,058.43
                        Principal Insurance Proceeds                                                                          0.00
                        Principal Condemnation Proceeds                                                                       0.00
                        Principal Liquidation Proceeds                                                                        0.00
                        Purchased Mortgage Loans                                                                              0.00
                        Substitution Adjustments                                                                              0.00
                        Subsequent Recoveries                                                                                 0.00
                Total Principal Payments                                                                             15,255,601.11

Section 4.02(ii) Interest Payments of Offered Certificates
                        Class IA1                                                                                       673,360.96
                        Class IIA1                                                                                    2,013,644.55
                        Class IIA2                                                                                      644,768.33
                        Class IIA3                                                                                      713,383.43
                        Class IIA4                                                                                       80,200.38
                        Class M1                                                                                         85,080.01
                        Class M2                                                                                         36,856.36
                        Class M3                                                                                         23,086.31
                        Class M4                                                                                         23,665.42
                        Class M5                                                                                         24,021.79
                        Class B1                                                                                         26,605.50
                        Class B2                                                                                         30,391.96
                        Class B3                                                                                         60,774.07
                 Total Interest Payments                                                                              4,435,839.07

                 Unpaid Interest Amounts included in Distribution
                        Class IA1                                                                                             0.00
                        Class IIA1                                                                                            0.00
                        Class IIA2                                                                                            0.00
                        Class IIA3                                                                                            0.00
                        Class IIA4                                                                                            0.00
                        Class M1                                                                                              0.00
                        Class M2                                                                                              0.00
                        Class M3                                                                                              0.00
                        Class M4                                                                                              0.00
                        Class M5                                                                                              0.00
                        Class B1                                                                                              0.00
                        Class B2                                                                                              0.00
                        Class B3                                                                                              0.00
                        Total Unpaid Interest Amounts                                                                         0.00

                 Remaining Unpaid Interest Amounts after distribution
                        Class IA1                                                                                             0.00
                        Class IIA1                                                                                            0.00
                        Class IIA2                                                                                            0.00
                        Class IIA3                                                                                            0.00
                        Class IIA4                                                                                            0.00
                        Class M1                                                                                              0.00
                        Class M2                                                                                              0.00
                        Class M3                                                                                              0.00
                        Class M4                                                                                              0.00
                        Class M5                                                                                              0.00
                        Class B1                                                                                              0.00
                        Class B2                                                                                              0.00
                        Class B3                                                                                              0.00
                 Total Remaining Unpaid Interest Amounts                                                                      0.00

                 Basis Risk Carry Forward Amounts for the Distribution Date
                        Class IA1                                                                                             0.00
                        Class IIA1                                                                                            0.00
                        Class IIA2                                                                                            0.00
                        Class IIA3                                                                                            0.00
                        Class IIA4                                                                                            0.00
                        Class M1                                                                                              0.00
                        Class M2                                                                                              0.00
                        Class M3                                                                                              0.00
                        Class M4                                                                                              0.00
                        Class M5                                                                                              0.00
                        Class B1                                                                                              0.00
                        Class B2                                                                                              0.00
                        Class B3                                                                                              0.00
                 Total Basis Risk Carry Forward Amounts                                                                       0.00

                 Basis Risk Carry Forward Amounts covered by withdrawals from Excess Reserve Fund Account
                        Class IA1                                                                                             0.00
                        Class IIA1                                                                                            0.00
                        Class IIA2                                                                                            0.00
                        Class IIA3                                                                                            0.00
                        Class IIA4                                                                                            0.00
                        Class M1                                                                                              0.00
                        Class M2                                                                                              0.00
                        Class M3                                                                                              0.00
                        Class M4                                                                                              0.00
                        Class M5                                                                                              0.00
                        Class B1                                                                                              0.00
                        Class B2                                                                                              0.00
                        Class B3                                                                                              0.00
                 Total Basis Risk Carry Forward Amounts covered                                                               0.00

Section 4.02(iii) Principal Shortfalls
                        Class IA1                                                                                             0.00
                        Class IA2                                                                                             0.00
                        Class IIA1                                                                                            0.00
                        Class IIA2                                                                                            0.00
                        Class IIA3                                                                                            0.00
                        Class IIA4                                                                                            0.00
                        Class M1                                                                                              0.00
                        Class M2                                                                                              0.00
                        Class M3                                                                                              0.00
                        Class M4                                                                                              0.00
                        Class M5                                                                                              0.00
                        Class M6                                                                                              0.00
                        Class B1                                                                                              0.00
                        Class B2                                                                                              0.00
                        Class B3                                                                                              0.00
                  Total Principal Shortfalls                                                                                  0.00

                  Interest Shortfalls
                        Class IA1                                                                                             0.00
                        Class IIA1                                                                                            0.00
                        Class B1                                                                                              0.00
                        Class IIA2                                                                                            0.00
                        Class M4                                                                                              0.00
                        Class M1                                                                                              0.00
                        Class B2                                                                                              0.00
                        Class IIA3                                                                                            0.00
                        Class M5                                                                                              0.00
                        Class M2                                                                                              0.00
                        Class B3                                                                                              0.00
                        Class M3                                                                                              0.00
                        Class IIA4                                                                                            0.00
                  Total Interest Shortfalls                                                                                   0.00

                  Basis Risk Carry Forward Amount not covered by Excess Reserve Fund Account
                        Class IA1                                                                                             0.00
                        Class IIA1                                                                                            0.00
                        Class IIA2                                                                                            0.00
                        Class IIA3                                                                                            0.00
                        Class IIA4                                                                                            0.00
                        Class M1                                                                                              0.00
                        Class M2                                                                                              0.00
                        Class M3                                                                                              0.00
                        Class M4                                                                                              0.00
                        Class M5                                                                                              0.00
                        Class B1                                                                                              0.00
                        Class B2                                                                                              0.00
                        Class B3                                                                                              0.00
                 Total Basis Risk Carry Forward Amount not covered                                                            0.00

Section 4.02(iv) Ending Class Certificate Balance of each class of Offered Certificates
                        Class IA1                                                                                   183,618,505.10
                        Class IIA1                                                                                  557,380,522.39
                        Class IIA2                                                                                  178,462,000.00
                        Class IIA3                                                                                  193,964,000.00
                        Class IIA4                                                                                   21,552,000.00
                        Class M1                                                                                     22,819,000.00
                        Class M2                                                                                      9,866,000.00
                        Class M3                                                                                      6,168,000.00
                        Class M4                                                                                      6,168,000.00
                        Class M5                                                                                      6,168,000.00
                        Class B1                                                                                      6,168,000.00
                        Class B2                                                                                      6,168,000.00
                        Class B3                                                                                     12,334,000.00
                        Class P                                                                                               0.00
                        Class R                                                                                               0.00
                        Class RX                                                                                              0.00
                        Class RC                                                                                              0.00
                Total Ending Class Certificate Balance                                                            1,210,836,027.49

Section 4.02(v) Pool Stated Principal Balance
                        Beginning Stated Balance:                                                                 1,233,492,584.10
                        Ending Stated Balance:                                                                    1,218,236,982.99

Section 4.02(vi) Servicing Fees paid to or retained by the Servicer                                                     280,931.86

Section 4.02(vii) Expenses & Fees retained by the Master Servicer or Securities Administrator                                 0.00

Section 4.02(viii) Pass-Through Rate for each Class of Offered Certificates
                   Class IA1                                                                                              5.002500
                   Class IIA1                                                                                             4.892500
                   Class IIA2                                                                                             5.002500
                   Class IIA3                                                                                             5.092500
                   Class IIA4                                                                                             5.152500
                   Class M1                                                                                               5.162500
                   Class M2                                                                                               5.172500
                   Class M3                                                                                               5.182500
                   Class M4                                                                                               5.312500
                   Class M5                                                                                               5.392500
                   Class B1                                                                                               5.972500
                   Class B2                                                                                               6.822500
                   Class B3                                                                                               6.822500

Section 4.02(ix) Amount of Advances included in the distribution                                                      5,077,748.88
                 Aggregate Amount of Advances reported by Servicer or Trustee                                         5,237,537.90

PLEASE NOTE:
More detailed information regarding the mortgage loans, including the percentage of mortgage loans in the transaction affected by Hurricane Katrina, can be viewed at:
http://www.absnet.net/subscribe/gsdata.asp
The information will be posted at such time as it becomes available.

  Delinquency by Group
        Group 1                 Group 1               Group 1               Group 1
        Category                Number           Principal Balance        Percentage
        1 Month                    0                            0.00           0.00%
        2 Month                    0                            0.00           0.00%
        3 Month                    0                            0.00           0.00%
         Total                     0                            0.00           0.00%

  Delinquency by Group
        Group 2                 Group 2               Group 2                Group 2
        Category                Number           Principal Balance        Percentage
        1 Month                    5                    2,027,064.99           0.20%
        2 Month                    2                      442,240.00           0.04%
        3 Month                    1                      129,415.21           0.01%
         Total                     8                    2,598,720.20           0.25%

     Please Note: Delinquency Numbers Do Not Include Bankruptcies and Foreclosures

Loans have become REO Property
                                REO Group Report
     Group Number        Number of Loans  Principal Balance      Percentage
              1                 0                       0.00              0.00%
              2                 0                       0.00              0.00%
         Total                  0                       0.00              0.00%

Loans in Foreclosures
                              Loans in Foreclosure
                            Foreclosure Group Report
       Group Number             Number of Loans       Principal Balance   Percentage
               1                       0                       0.00            0.00%
               2                       0                       0.00            0.00%
          Total                        0                       0.00            0.00%

Loans in Bankruptcy
                              Loans in Bankruptcy
                             Bankruptcy Group Report
        Group Number           Number of Loans       Principal Balance      Percentage
                 1                    0                       0.00               0.00%
                 2                    0                       0.00               0.00%
            Total                     0                       0.00               0.00%

Section 4.02(xi) Aggregate Monthly Payments due on all Outstanding Mortgage Loans
Preceding 1 calendar month                                                                                                  N/A
Preceding 2 calendar month                                                                                                  N/A
Preceding 3 calendar month                                                                                                  N/A
Preceding 4 calendar month                                                                                                  N/A
Preceding 5 calendar month                                                                                                  N/A
Preceding 6 calendar month                                                                                                  N/A
Preceding 7 calendar month                                                                                                  N/A
Preceding 8 calendar month                                                                                                  N/A
Preceding 9 calendar month                                                                                                  N/A
Preceding 10 calendar month                                                                                                 N/A
Preceding 11 calendar month                                                                                                 N/A
Preceding 12 calendar month                                                                                                 N/A

Monthly Payments delinquent 60 days or more
Preceding 1 calendar month                                                                                                  N/A
Preceding 2 calendar month                                                                                                  N/A
Preceding 3 calendar month                                                                                                  N/A
Preceding 4 calendar month                                                                                                  N/A
Preceding 5 calendar month                                                                                                  N/A
Preceding 6 calendar month                                                                                                  N/A
Preceding 7 calendar month                                                                                                  N/A
Preceding 8 calendar month                                                                                                  N/A
Preceding 9 calendar month                                                                                                  N/A
Preceding 10 calendar month                                                                                                 N/A
Preceding 11 calendar month                                                                                                 N/A
Preceding 12 calendar month                                                                                                 N/A

Section 4.02(xii) Details of Mortgage Loans became REO Property during the preceding calendar month
(Please refer to the attached report)

Section 4.02(xiii) Details of Mortgage Loans that became REO Property

Section 4.02(xiv) Has a Trigger Event Occurred?                                                                              NO

Details of Delinquency Trigger
Current rolling three month delinquency average                                                                       0.000000%
Prior Period Senior Enhancement Percentage                                                                            6.834572%
Trigger Threshold (45% of Prior Period Senior Enhancement Percentage)                                                 3.075557%

Details of Cumulative Realized Losses Trigger
Cumulative Realized Losses to original pool balance                                                                   0.000000%
Cumulative Realized Losses Threshold                                                                                  0.000000%

Section 4.02(xv) Deposit in the Excess Reserve Fund Account (after distribution)                                          0.00

Section 4.02(xvi) Aggregate amount of Applied Realized Loss Amounts incurred during the preceding calendar month          0.00
Aggregate amount of Applied Realized Loss Amounts incurred through this Distribution Date                                 0.00

Section 4.02(xvii) Amount of Net Monthly Excess Cash Flow                                                          1,858,371.53
Net Monthly Excess Cash Flow allocated for Applied Realized Loss                                                           0.00
Net Monthly Excess Cash Flow allocated for Unpaid Interest Amounts                                                         0.00

Section 4.02(xviii) Overcollateralization Amount                                                                   7,400,955.50
Specified Overcollateralized Amount                                                                                7,400,955.50

Section 4.02(xix) Prepayment Premiums collected                                                                           0.00

Section 4.02(xx) Percentage of Aggregate Realized Losses divided by Pool Stated Principal Balance as of Cutoff         0.000000%

Section 4.02(xxi) Amount distributed on Class X                                                                     1,858,371.53
Class X Principal Payment                                                                                               1,328.60
Class X Interest Payment                                                                                            1,857,042.93
Amount distributed on Class P                                                                                               0.00

Section 4.02(xxii) Amount Subsequent Recoveries                                                                             0.00

Section 4.02(xxiii) Record Date                                                                                         04/24/06

Section 4.02(xxiv) Beginning Net WAC                                                                                    6.423433%
Section 4.02(xxiv) Ending Net WAC                                                                                       6.418254%
Section 4.02(xxiv) Weighted Average Maturity                                                                            356.00

Section 4.02 Swap Payment Amount Payable by the Supplemental Interest Trust to the Swap Provider                      309,833.33
Section 4.02 Swap Receipt Amount Payable by the Swap Provider to the Supplemental Interest Trust                            0.00

Section 4.02 Swap Fixed Payer Payment                                                                               4,489,333.33
Section 4.02 Swap Floating Payer Payment                                                                            4,179,500.00


Copyright 2005 J.P. Morgan Chase & Co.  All rights reserved.